Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 40	$ 434	$ (49)
Amortization of net actuarial gain (loss)	(141)	(127)	(150)
Total recognized in other comprehensive income	(93)	181	(202)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	11	11	5
Interest cost (1)	419	392	412
Expected return on plan assets (1)	(567)	(641)	(652)
Amortization of net actuarial loss (gain) (1)	148	131	148
Amortization of prior service credit (1)	0	0	0
Settlement loss	0	134	7
Net periodic benefit cost	11	27	(80)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	38	445	33
Amortization of net actuarial gain (loss)	(148)	(131)	(148)
Prior service cost	0	1	1
Amortization of prior service credit	0	0	0
Settlement	0	(134)	(8)
Total recognized in other comprehensive income	(110)	181	(122)
Total recognized in net periodic benefit cost and other comprehensive income	(99)	208	(202)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost (1)	22	21	24
Expected return on plan assets (1)	0	0	0
Amortization of net actuarial loss (gain) (1)	10	14	11
Amortization of prior service credit (1)	0	0	0
Settlement loss	2	2	6
Net periodic benefit cost	34	37	41
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	49	(27)	46
Amortization of net actuarial gain (loss)	(10)	(14)	(11)
Prior service cost	0	0	0
Amortization of prior service credit	0	0	0
Settlement	(2)	(2)	(6)
Total recognized in other comprehensive income	37	(43)	29
Total recognized in net periodic benefit cost and other comprehensive income	71	(6)	70
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost (1)	23	21	28
Expected return on plan assets (1)	(28)	(31)	(30)
Amortization of net actuarial loss (gain) (1)	(17)	(18)	(9)
Amortization of prior service credit (1)	(10)	(10)	(10)
Settlement loss	0	0	0
Net periodic benefit cost	(32)	(38)	(21)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(47)	15	(128)
Amortization of net actuarial gain (loss)	17	18	9
Prior service cost	0	0	0
Amortization of prior service credit	10	10	10
Settlement	0	0	0
Total recognized in other comprehensive income	(20)	43	(109)
Total recognized in net periodic benefit cost and other comprehensive income	$ (52)	$ 5	$ (130)